Other income (expenses) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair value change of other liabilities	$ 2,200,312	$ (517,971)
Transaction costs related to Offering (Note 8)	0	(111,715)
Interest income	82,970	12,577
Foreign exchange (expense) gain	(331,966)	96,642
Total other income (expenses)	$ 1,951,316	$ (520,467)